22. LOANS, FINANCING AND DEBENTURES (Detail 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Transaction costs		R$ 57
Discount on the issuance of debentures		(18)
Interest paid in advance		R$ (25)
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Signature date	[1]			Aug. 31, 2018
Principal maturity	[1]			2023
Annual financial cost, %	[1]			CDI + 1.50%
Amount	[1]			R$ 100
Debentures Sixth Issue Single Series [member]
Disclosure of detailed information about borrowings [line items]
Signature date	[2]			Dec. 31, 2018
Principal maturity	[2]			2020
Annual financial cost, %	[2]			CDI + 1.75%
Amount	[2]			R$ 550
Transaction costs				(4)
Brazilian Currency [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs			R$ (10)	(4)
Discount on the issuance of debentures	[3]		(23)
Total raised			R$ 4,477	R$ 2,990
Brazilian Currency [member] | Debentures - 7th Issue - 1st Series [member]
Disclosure of detailed information about borrowings [line items]
Signature date	[4]		Jul. 31, 2019
Principal maturity	[4]		2024
Annual financial cost, %	[4]		CDI + 0.454%
Amount	[4]		R$ 2,160
Brazilian Currency [member] | Debentures - 7th Issue - 2nd Series [member]
Disclosure of detailed information about borrowings [line items]
Signature date	[4]		Jul. 31, 2019
Principal maturity	[4]		2026
Annual financial cost, %	[4]		4.10% of IPCA
Amount	[4]		R$ 1,500
Brazilian Currency [member] | Promissory Notes - 1st Issue [member]
Disclosure of detailed information about borrowings [line items]
Signature date	[5]		Sep. 30, 2019
Principal maturity	[5]		2020
Annual financial cost, %	[5]		107.00% of CDI
Amount	[5]		R$ 850
Brazilian Currency [member] | Promissory Notes - 9th Issue - Single Series [member]
Disclosure of detailed information about borrowings [line items]
Signature date	[6]			May 31, 2018
Principal maturity	[6]			2019
Annual financial cost, %	[6]			151% of CDI
Amount	[6]			R$ 400
Brazilian Currency [member] | Debentures - 8th Issue - Single Series [member]
Disclosure of detailed information about borrowings [line items]
Signature date		Sep. 30, 2020
Principal maturity		2031
Annual financial cost, %		IPCA + 5.27%
Amount		R$ 850
Transaction costs		24
Total raised		R$ 826
Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs				(8)
Interest paid in advance	[7]			10
Total raised				R$ 1,948
Foreign Currency [member] | Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Signature date	[8]			Jul. 31, 2018
Principal maturity	[8]			2024
Annual financial cost, %	[8]			9.25%
Amount	[8]			R$ 1,946

[1]	In August 2018 Gasmig completed its 7th debenture issue, with maturity at 5 years, paying CDI 1.50%, with annual amortization from August 2019.
[2]	In December 2018 the 6th Debenture Issue was placed, with maturity at 18 months, annual remuneration of CDI +1.75%, and monthly amortization in 12 payments from July 3, 2019.
[3]	Discount on the sale price of the 2nd series of the debentures issued by Cemig Distribuicao.
[4]	Cemig Distribuicao.
[5]	Gasmig.
[6]	In May 2018 Cemig D made its 9th Promissory Note issue, with maturity at 18 months, annual remuneration of 151% of the CDI rate, and single bullet amortization on October 24, 2019.
[7]	Advance of funds to achieve the yield to maturity agreed in the Eurobonds contract.
[8]	In July 2018, Cemig GT completed financial settlement of an additional tranche to its initial Eurobond issue completed on December 5, 2017. The new tranche, of US$ 500, which brought the total of the issuance to R$ 1,946 billion, has half-yearly coupon of 9.25% p.a., with maturity of the principal in 2024.